Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Statement Line Items [Line Items]
Entity Central Index Key	0000840551
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38524
Entity Registrant Name	Titan Medical Inc
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	76 Berkeley Street
Entity Address, City or Town	TorontoCanada
Entity Address State or Province	ON
Entity Address Country	CA
Entity Address, Postal Zip Code	M5A 2W7
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	TMDI
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	111,202,690
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Auditor Attestation Flag	false
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	BDO Canada LLP
Auditor Location	Oakville, Canada
Auditor Firm Id	1227
Business Contact [Member]
Statement Line Items [Line Items]
Contact Personnel Name	Stephen Lemieux
Entity Address, Address Line One	Titan Medical Inc.
Entity Address, Address Line Two	76 Berkeley Street
Entity Address, City or Town	Toronto
Entity Address State or Province	ON
Entity Address Country	CA
Entity Address, Postal Zip Code	M5A 2W7
City Area Code	416
Local Phone Number	548-7522